BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 15:-     BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Represents transactions and balances with other entities in which certain members of the Company's Board of Directors, management or shareholders have interest:

a.	The following related party balances are included in the balance sheets:

	December 31,
	2017	2016

Trade receivables and prepaid expenses	$1,207	$1,620

Trade payables and accrued expenses	$205	$636

b.	The following related party transactions are included in the statements of income:

	Year ended December 31,
	2017	2016	2015

Revenues (1)	$2,547	$1,766	$2,304

Cost of revenues (2)	$4,280	$3,095	$1,691

Operating expenses, net - primarily lease, sub-contractors and communications (3)	$4,853	$4,546	$4,640

Purchase of property and equipment	$1,663	$1,869	$5,463

(1)	Distribution of the Company's products on a non-exclusive basis.

(2)	Related to cost of product purchased from one of the related companies.

(3)
The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.